Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	COMMUNITY HEALTH SYSTEMS INC
Entity Central Index Key	0001108109
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer